DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2013
DEFERRED REVENUES [Abstract]
Reconciliation of Deferred Revenue
The following table reflects changes in the Company's deferred revenue during the years ended December 31:

	December 31,
	2013	2012

Balance at the beginning of the year	$15,910	$15,662

Deferral of new sales	12,821	11,957
Recognition of previously deferred revenue	(11,986)	(11,550)
Foreign currency translation adjustments	(283)	(159)

Balance at the end of the year	$16,462	$15,910

Schedule of Current and Long-Term Deferred Revenues
The following table reflects the Company's current and long-term deferred revenues:

	December 31,
	2013	2012

Total deferred revenues	$16,462	$15,910
Less - current portion	13,001	11,986

Long-term deferred revenues	$3,461	$3,924